UNITED STATES
                      	SECURITIES AND EXCHANGE COMMISION
                            WASHINGTON D.C. 20549
                                 FORM 13F
                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          University of Texas Investment Management Company
Address:       401 Congress Avenue
               Suite 2800
               Austin, TX 78701

13F File Number: 028-05714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen Wiltrout
Title:       Senior Security Operations Specialist
Phone:       512-225-1630
Signature,                  Place,                  and Date of Signing:
 Karen Wiltrout   Austin, Texas   February 13, 2006

Report Type (Check only one.):
       [X] 13F HOLDINGS REPORT.
       [ ] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	  0

Form 13F Information Table Entry Total:   19

Form 13F Information Table Value Total (x$1000):   $625,840


List of Other Included Managers:

NONE
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
                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLDRS INDEX FDS TR EMERGING    ETF              09348R300   119310  1034535 SH       SOLE                  1034535        0        0
CLUBCORP INC                   COM              189994106    11160   864577 SH       SOLE                   864577        0        0
INTROGEN THERAPEUTICS INC COM  COM              46119F107     6310  1197998 SH       SOLE                  1197998        0        0
ISHARES INC MSCI BRAZIL FREE   ETF              464286400    30560   915842 SH       SOLE                   915842        0        0
ISHARES INC MSCI SOUTH KOREA   ETF              464286772    25660   573342 SH       SOLE                   573342        0        0
ISHARES INC MSCI TAIWAN IND FD ETF              464286731    30450  2440128 SH       SOLE                  2440128        0        0
ISHARES MSCI SINGAPORE INDEX   ETF              464286673    25840  3271083 SH       SOLE                  3271083        0        0
ISHARES MSCI SWITZERLAND INDEX ETF              464286749     4960   257000 SH       SOLE                   257000        0        0
ISHARES TR MSCI EMERGING MKTS  ETF              464287234    79230   897800 SH       SOLE                   897800        0        0
ISHARES TR RUSSELL 2000 INDEX  ETF              464287655    73540  1102166 SH       SOLE                  1102166        0        0
ISHARES TR S & P GLOBAL 100    ETF              464287572    89060  1414798 SH       SOLE                  1414798        0        0
ISHARES TR S&P 100 INDEX FD    ETF              464287101    88650  1555543 SH       SOLE                  1555543        0        0
LEXICON GENETICS INC COM       COM              528872104      910   250000 SH       SOLE                   250000        0        0
PHARMACEUTICAL HOLDERS TR      ETF              71712A206    28240   405400 SH       SOLE                   405400        0        0
SONGBIRD HEARING INC SER C     PFD              999763220     3460 53233469 SH       SOLE                 53233469        0        0
SONGBIRD HEARING INC SERIES B  PFD              999733272      380  5788308 SH       SOLE                  5788308        0        0
SONGBIRD SERIES D CONVERTIBLE  PFD              999D35787      500  7696025 SH       SOLE                  7696025        0        0
SPDR TR UNIT SER 1 STANDARD &  ETF              78462F103     6590    52964 SH       SOLE                    52964        0        0
TEXAS INSTRS INC COM           COM              882508104     1030    32000 SH       SOLE                    32000        0        0